Transactions with Related Parties	12 Months Ended
Dec. 31, 2022
Transactions with Related Parties [Abstract]
Transactions with Related Parties
5.      Transactions with Related Parties

(a)          Pure Brokerage and Shipping Corp. (“Pure Brokerage”): Pure Brokerage, a company controlled by the Company’s Chairperson of the Board and controlling shareholder Aliki Paliou, provides brokerage services to the Company since June 15, 2020, pursuant to a Brokerage Services Agreement for a fixed monthly fee per each tanker vessel owned by the Company. Pure Shipbroking may also, from time to time, receive sale and purchase commissions and chartering commissions on the gross revenue of the tanker vessels, depending on the respective charter parties’ terms.

For 2022, 2021 and 2020, commissions to Pure Brokerage amounted to $887, $431 and $227, respectively, and are included in Voyage expenses in the accompanying consolidated statements of operations. Also, for 2022, 2021 and 2020, brokerage fees to Pure Brokerage amounted to $204, $180 and $80, respectively, and are included in General and administrative expenses in the accompanying consolidated statements of operations. Also, for 2020, commissions of discontinued operations amounted to $56 and are included in Net income / (loss) from discontinued operations. As at December 31, 2022 and 2021, an amount of $335 and $63 was payable to Pure Brokerage and is included in Due to related parties in the accompanying consolidated balance sheets.

(b)          Mango Shipping Corp (“Mango”): On March 2, 2022, the Company entered into an unsecured credit facility with Mango, whose beneficial owner is the Company’s Chairperson of the Board and controlling shareholder Aliki Paliou, of up to $5.0 million, for general working capital purposes. The loan had a term of one year from the date of the agreement, bore interest of 9.0% per annum, and was drawn in arrears at the Company’s request. The agreement also provided for arrangement fees of $200 payable on the date of the agreement, and commitment fees of 3.00% per annum on any undrawn amount until the maturity date. The Company drew down the $5,000 loan amount in two advances in March 2022, and repaid it in full on October 19, 2022 (see paragraph below). For 2022, interest and commitment fees incurred in connection with the Mango loan amounted to $277, and together with arrangement fees of $200 which were amortized and written off during 2022, are included in Interest and finance costs in the accompanying consolidated statements of operations (Note 11).
In December 2021, the Company commenced an offer to exchange up to 271,078 of its then issued and outstanding common shares, par value $0.01 per share, for newly issued shares of the Company’s Series B Convertible Cumulative Perpetual Preferred Stock, par value $0.01, at a ratio of 4.20 Series B Preferred Shares for each common Share (Note 10). The tender offer expired on January 27, 2022, and a total of 188,974 common shares were validly tendered and accepted for exchange, which resulted in the issuance of 793,657 Series B Preferred Shares, out of which 657,396 were beneficially owned by Aliki Paliou through Mango, and 28,171 were beneficially owned by Andreas Michalopoulos. On October 17, 2022, the Company entered into a stock purchase agreement with Mango pursuant to which it agreed to issue to Mango in a private placement 1,314,792 Series C Preferred Stock in exchange for (i) all 657,396 Series B Preferred Shares held by Mango, and (ii) the agreement by Mango to apply $4,930 (an amount equal to the aggregate cash conversion price payable upon conversion of such Series B Preferred Shares into Series C Preferred Shares pursuant to their terms) as a prepayment by the Company of the unsecured credit facility. The transaction was approved by a special independent committee of the Company’s Board of Directors. On October 19, 2022, the Company repaid the remaining amount due to the credit facility of $70, together with accrued interest, and terminated the agreement.
The Series B and the Series C Preferred stock is entitled to an annual dividend of 4.00% and 5.00%, respectively (Note 10). For 2022, dividends declared and paid to Mango on its Series B preferred shares amounted to $411 (or $0.875 per each Series B preferred share) and were calculated for the period from February 2, 2022 (date of issuance of the Series B preferred shares) until September 15, 2022. Following the issuance of the Series C preferred shares in October 2022 to Mango, the dividends on the Series B preferred shares held by Mango accrued until the last dividend payment date, which was September 15, 2022. Additionally, for 2022, dividends declared and paid to Mango on its Series C preferred shares amounted $411, (or $0.3125 per each Series C preferred share), and were calculated for the period from September 15, 2022 until December 15, 2022. On December 31, 2022, accrued and not paid dividends on the Series C preferred shares held by Mango, amounted to $82 (Note 10).
For the details of the terms of the Series B and the Series C preferred stock, and the respective accounting treatment followed by the Company, please refer to Note 10.
Ex Related Parties transactions of 2021 and 2020
During 2020 and 2021, the Company was receiving travel, brokerage, and vessels’ management services from certain affiliated companies, on the basis that these entities were either controlled by the Company’s then Chairman of the Board, or the Company had common board members with these entities. Additionally, in 2021, the Company sold to an ex-affiliated entity its co-owned indivisible share in a plot of land, located in Athens, Greece. The Company gradually from February 2020 to January 2021 either terminated its co-operation with these entities or ceased to be affiliated to them.
For 2021 and 2020, aggregate expenses for services provided by the aforementioned entities amounted to $18 and $596, respectively, and are included in Vessel operating expenses, in General and administrative expenses and in Net income / (loss) from discontinued operations in the accompanying consolidated financial statements. Also, in 2021, the Company recognized a gain of $137 from the sale of property to an ex-affiliated entity, and it is depicted as Gain from property sale in the accompanying consolidated financial statements (Note 7). As at December 31, 2021, there were no amount due to or due from these ex related party entities.